< 		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2005

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ, October 14, 2005

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    14461   323150 SH       SOLE                   323150
Anadarko Petroleum             COM              032511107     7986    83400 SH       SOLE                    83400
BP Prudhoe Royalty Tr          COM              055630107      293     3700 SH       SOLE                     3700
Bristol-Myers Squibb           COM              110122108       89     3700 SH       SOLE                     3700
British Petroleum              COM              055622104     1807    25500 SH       SOLE                    25500
Consol Energy, Inc.            COM              20854P109    11303   148200 SH       SOLE                   148200
Constellation Copper           COM              21036T209       53    50000 SH       SOLE                    50000
Evergreen Solar Inc.           COM              30033R108       93    10000 SH       SOLE                    10000
Exelon Corp.                   COM              30161N101      134     2500 SH       SOLE                     2500
Fastenal Co.                   COM              311900104    13141   215110 SH       SOLE                   215110
Gardner Denver, Inc.           COM              365558105    13371   299800 SH       SOLE                   299800
Goldcorp Inc.                  COM              380956409      526    26250 SH       SOLE                    26250
Hathor Exploration             COM              419018106      136   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    16295   694300 SH       SOLE                   694300
Japan Small Cap. Fd            COM              47109U104    19363  1101400 SH       SOLE                  1101400
Jumbo Development              COM              48138P108      290   750000 SH       SOLE                   750000
Kit Resources                  COM              498020106      245  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    24973   664365 SH       SOLE                   664365
Mettler-Toledo Int'l           COM              592688105    15655   307072 SH       SOLE                   307072
Occidental Petroleum           COM              674599105    11408   133542 SH       SOLE                   133542
Portfolio Recovery             COM              73640Q105    14623   338650 SH       SOLE                   338650
Robert Half Int'l              COM              770323103    20589   578500 SH       SOLE                   578500
St. Mary Land & Exp.           COM              792228108    36600  1000000 SH       SOLE                  1000000
Symantec Corp.                 COM              871503108     8615   380200 SH       SOLE                   380200
USEC, Inc.                     COM              90333E108      194    17400 SH       SOLE                    17400
Verizon Comm.                  COM              077853109      135     4142 SH       SOLE                     4142
Walgreen Co.                   COM              931422109    16242   373800 SH       SOLE                   373800
Waters Corporation             COM              941848103    16475   396034 SH       SOLE                   396034